Document Entity Information Document	6 Months Ended
Jun. 30, 2022
Document Information [Abstract]
Entity Registrant Name	Sphere 3D Corp.
Entity Central Index Key	0001591956
Current Fiscal Year End Date	--12-31
Document Type	6-K
Document Period End Date	Jun. 30, 2022
Amendment Flag	false